Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Type of Hedge (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 160,982	$ 177,789
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	68,417	64,761
Fair value	2,077	1,536
Liabilities	(2,330)	(1,390)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Total notional amount	59	414
Fair value	0	1
Liabilities	(1)	(2)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Total notional amount	1,292	791
Fair value	18	46
Liabilities	(20)	0
Derivatives
Disclosure of detailed information about financial instruments [line items]
Total notional amount	69,768	65,966
Fair value	2,095	1,583
Liabilities	$ (2,351)	$ (1,392)